Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2017	Aug. 31, 2015	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease payment description					The Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually. From 2015 through 2019, the service payments were $1,050,000 annually.		The Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually. From 2015 through 2018, the service payments were $1,050,000 annually.
Lease expenses associated with services							$ 1,050,000	$ 1,050,000
Monthly lease payment increase					$ 35,000
Lease agreement expiration date	Oct. 01, 2022				Oct. 30, 2025		Oct. 30, 2020
Monthly rent	$ 16,000
Expenses associated with lease			$ 274,000	$ 262,500	$ 802,000	$ 781,000
Ontario, California [Member]
Lease agreement expiration date		Oct. 31, 2020
Operating lease rent expense			$ 86,000	$ 46,000